Real Estate Owned (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Real Estate Owned [Line Items]
Real estate owned	$ 29,983	$ 47,815	$ 35,974	$ 56,670	$ 57,752
Mortgage loans transferred to real estate owned upon completion of foreclosure	8,404	11,002	22,282	28,259
Write downs of real estate owned	(950)	(3,439)	(7,562)	(6,825)
Other Real Estate Owned	30	(171)	(257)	(84)
Sales of real estate owned	(13,475)	(16,247)	(35,159)	(22,432)
One- to four-family [Member]
Real Estate Owned [Line Items]
Real estate owned	15,458		17,353	27,449
Over four-family [Member]
Real Estate Owned [Line Items]
Real estate owned	7,514		9,890	16,231
Construction and land [Member]
Real Estate Owned [Line Items]
Real estate owned	5,200		7,029	8,796
Commercial Real Estate [Member]
Real Estate Owned [Line Items]
Real estate owned	$ 1,811		$ 1,702	$ 4,194